Revenue - Disclosure of detailed information about revenue (Details) - GBP (£) £ in Thousands	3 Months Ended
	Apr. 30, 2019	Apr. 30, 2018
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	£ 249	£ 3,874	[1]
Licensing agreements
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	249	3,628
Research collaboration agreement
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	£ 0	£ 246

[1]	See Note 1 - ‘Basis of Accounting - Adoption of IFRS 16 ‘Leases’